Consolidated Balance Sheets (Parenthetical) - ₪ / shares shares in Thousands	Jun. 30, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Common stock, par value (in NIS per share)	₪ 0.01	₪ 0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	51,669	50,923
Common stock, shares outstanding	51,669	50,923